STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Income (loss)	$ (1,568,813)	$ 675,996
Stock Based Compensation	117,587	125,544
Depreciation And Amortization	186,379	97,874
Amortization Of Debt Discount	51,891	0
Bad Debt Expense	9,000	7,000
Forgiveness Of Note Payable And Interest	(120,505)	(963,516)
(increase) Decrease In Assets:
Accounts Receivable	217,529	(528,537)
Prepaid Expenses And Other Current Assets	(64,213)	(31,198)
Increase (decrease) In Liabilities:
Accounts Payable	193,790	125,296
Deferred Revenue	177,692	141,218
Accrued Expenses And Other Current Liabilities	254,846	(63,432)
Net Cash Used In Operating Activities	(544,817)	(413,755)
Cash Flows From Investing Activities:
Purchases Of Property And Equipment	(13,506)	(48,310)
Capitalization Of Software Development Costs	(229,528)	(255,230)
Net Cash Used In Investing Activities	(243,034)	(303,540)
Cash Flows From Financing Activities:
Proceeds From Note Payable	403,200	957,372
Debt Issuance Costs	(25,160)	0
Proceeds From Notes Payable - Related Parties	578,000	50,000
Repayments Of Notes Payable - Related Parties	0	(96,635)
Repayments Of Note Payable - Short-term	0	(167,527)
Repayment Of Long-term Obligations	(200,000)	0
Proceeds From The Exercise Of Common Stock Options	98,930	0
Net Cash Provided By Financing Activities	854,970	743,210
Net Increase In Cash	67,119	25,915
Cash - Beginning Of Year	32,313	6,398
Cash - End Of Year	99,432	32,313
Supplemental Disclosures Of Cash Flow Information: Cash Payments For:
Interest	84,203	346,328
Income Taxes	0	0
Non-cash Investing And Financing Activities:
Warrant Issued In Conjunction With Debts	$ 202,052	$ 0
Common Stock Issued To Extinguish Debt	100,000	0
Common Stock Issued For Prepaid Consulting Agreement	$ 58,125	$ 0